Notes Payable - Additional Information (Detail) (Notes Payable)	12 Months Ended
Dec. 31, 2013
Minimum
Debt Instrument [Line Items]
Notes payable due dates	60 days
Maximum
Debt Instrument [Line Items]
Notes payable due dates	90 days